Segmentation of key figures (Tables)	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
Disclosure of segment information
Net sales and other revenues by segment

	Three months ended June 30		Six months ended June 30
($ millions)	2026	2025	2026	2025
Surgical
Implantables	466	456	904	876
Consumables	825	777	1,594	1,489
Equipment/other	279	222	532	421
Total Surgical net sales	1,570	1,455	3,030	2,786
Vision Care
Contact lenses	726	692	1,464	1,380
Ocular health	486	430	973	862
Total Vision Care net sales	1,212	1,122	2,437	2,242
Total net sales	2,782	2,577	5,467	5,028
Surgical other revenues	1	—	2	1
Vision Care other revenues	40	19	60	40
Total other revenues	41	19	62	41
Total net sales and other revenues	2,823	2,596	5,529	5,069
Segment contribution and reconciliation to (loss)/income before taxes
The below table summarizes segment contribution, including material items of income and expense and includes a reconciliation of segment contribution to (Loss)/income before taxes.

	Surgical		Vision Care		Not allocated to segments		Total
	Three months ended June 30		Three months ended June 30		Three months ended June 30		Three months ended June 30
($ millions)	2026	2025	2026	2025	2026	2025	2026	2025
Net sales	1,570	1,455	1,212	1,122	—	—	2,782	2,577
Other revenues	1	—	40	19	—	—	41	19
Cost of net sales	(600)	(553)	(393)	(416)	(137)	(227)	(1,130)	(1,196)
Cost of other revenues	(1)	—	(17)	(12)	—	—	(18)	(12)
Selling, general & administration	(428)	(372)	(455)	(415)	(81)	(83)	(964)	(870)
Research & development	(150)	(152)	(104)	(90)	(409)	(3)	(663)	(245)
Other income	—	—	—	—	6	5	6	5
Other expense	—	—	—	—	(43)	(31)	(43)	(31)
Segment contribution and Operating income	392	378	283	208	(664)	(339)	11	247
Interest expense					(53)	(51)	(53)	(51)
Other financial income & expense					—	4	—	4
Share of loss from associated companies					(4)	(1)	(4)	(1)
(Loss)/income before taxes							(46)	199

	Surgical		Vision Care		Not allocated to segments		Total
	Six months ended June 30		Six months ended June 30		Six months ended June 30		Six months ended June 30
($ millions)	2026	2025	2026	2025	2026	2025	2026	2025
Net sales	3,030	2,786	2,437	2,242	—	—	5,467	5,028
Other revenues	2	1	60	40	—	—	62	41
Cost of net sales	(1,163)	(1,049)	(816)	(813)	(314)	(405)	(2,293)	(2,267)
Cost of other revenues	(2)	(1)	(34)	(30)	—	—	(36)	(31)
Selling, general & administration	(814)	(728)	(869)	(788)	(163)	(167)	(1,846)	(1,683)
Research & development	(294)	(295)	(201)	(162)	(413)	(10)	(908)	(467)
Other income	—	—	—	—	17	154	17	154
Other expense	—	—	—	—	(160)	(60)	(160)	(60)
Segment contribution and Operating income	759	714	577	489	(1,033)	(488)	303	715
Interest expense					(105)	(100)	(105)	(100)
Other financial income & expense					2	13	2	13
Share of loss from associated companies					(6)	(15)	(6)	(15)
Income before taxes							194	613

Disclosure of net sales by region
Net sales by region(1)

	Three months ended June 30				Six months ended June 30
($ millions unless indicated otherwise)	2026		2025		2026		2025
United States	1,241	45%	1,160	45%	2,469	45%	2,297	46%
International	1,541	55%	1,417	55%	2,998	55%	2,731	54%
Net sales	2,782	100%	2,577	100%	5,467	100%	5,028	100%
(1)     Net sales by location of third-party customer.